Intangible Assets, Net (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Intangible Assets by Major Class [Line Items]
Amortized intangible assets Favorable lease contracts Cost			3,692
Less: Accumulated amortization			(3,692)
Finite-Lived Intangible Assets, Net, Total
Unamortized intangible assets Operating rights (Note 8)		2,509	2,868
Total intangible assets	$ 414	2,509	2,868